Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	25		375 North French Road, Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	26-27	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	29				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	30
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	31
			CMBS Trustee	(302) 636-4140
Supplemental Notes	32
			1100 North Market Street | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	1,343,875.92	0.00	2,794.14	0.00	0.00	2,794.14	1,343,875.92	33.69%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	265,000,000.00	0.00	590,508.33	0.00	0.00	590,508.33	265,000,000.00	33.69%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	227,377,000.00	0.00	555,368.32	0.00	0.00	555,368.32	227,377,000.00	33.69%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	61,589,378.43	1,257,911.64	143,092.66	0.00	0.00	1,401,004.30	60,331,466.79	33.69%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	1.138880%	50,000,000.00	50,000,000.00	0.00	45,871.56	0.00	0.00	45,871.56	50,000,000.00	33.69%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	0.00	183,199.40	0.00	0.00	183,199.40	69,045,000.00	26.11%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	20.63%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	15.30%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	147,302.20	0.00	0.00	147,302.20	56,258,000.00	9.12%	8.13%
E	95000FAE6	4.730335%	21,736,000.00	21,736,000.00	0.00	85,682.14	0.00	0.00	85,682.14	21,736,000.00	6.74%	6.00%
F	95000FAG1	4.730335%	11,508,000.00	11,508,000.00	0.00	45,363.92	0.00	0.00	45,363.92	11,508,000.00	5.47%	4.88%
G*	95000FAJ5	4.730335%	49,865,609.00	49,865,609.00	0.00	193,232.86	0.00	0.00	193,232.86	49,865,609.00	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	912,174,863.35	1,257,911.64	2,304,361.52	0.00	0.00	3,562,273.16	910,916,951.71

Notional Certificates
X-A	95000FAW6	1.888353%	785,060,000.00	674,355,254.35	0.00	1,061,184.22	0.00	0.00	1,061,184.22	673,097,342.71
X-B	95000FAX4	0.928125%	98,452,000.00	98,452,000.00	0.00	76,146.49	0.00	0.00	76,146.49	98,452,000.00
X-D	95000FAA4	1.588335%	56,258,000.00	56,258,000.00	0.00	74,463.81	0.00	0.00	74,463.81	56,258,000.00
Notional SubTotal			939,770,000.00	829,065,254.35	0.00	1,211,794.52	0.00	0.00	1,211,794.52	827,807,342.71

Deal Distribution Total					1,257,911.64	3,516,156.04	0.00	0.00	4,774,067.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	22.90489365	0.00000000	0.04762306	0.00000000	0.00000000	0.00000000	0.00000000	0.04762306	22.90489365
A-3	95000FAS5	1,000.00000000	0.00000000	2.22833332	0.00000000	0.00000000	0.00000000	0.00000000	2.22833332	1,000.00000000
A-4	95000FAT3	1,000.00000000	0.00000000	2.44249999	0.00000000	0.00000000	0.00000000	0.00000000	2.44249999	1,000.00000000
A-SB	95000FAU0	917.43696642	18.73788417	2.13151195	0.00000000	0.00000000	0.00000000	0.00000000	20.86939612	898.69908226
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	1,000.00000000	0.00000000	0.91743120	0.00000000	0.00000000	0.00000000	0.00000000	0.91743120	1,000.00000000
A-S	95000FAV8	1,000.00000000	0.00000000	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	2.65333333	1,000.00000000
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	2.61833339	0.00000000	0.00000000	0.00000000	0.00000000	2.61833339	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	3.94194608	0.00000000	0.00000000	0.00000000	0.00000000	3.94194608	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	3.94194647	0.00000000	0.00000000	0.00000000	0.00000000	3.94194647	1,000.00000000
G	95000FAJ5	1,000.00000000	0.00000000	3.87507270	0.06687354	22.66506742	0.00000000	0.00000000	3.87507270	1,000.00000000
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	858.98562447	0.00000000	1.35172372	0.00000000	0.00000000	0.00000000	0.00000000	1.35172372	857.38331173
X-B	95000FAX4	1,000.00000000	0.00000000	0.77343772	0.00000000	0.00000000	0.00000000	0.00000000	0.77343772	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.32361282	0.00000000	0.00000000	0.00000000	0.00000000	1.32361282	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	2,794.14	0.00	2,794.14	0.00	0.00	0.00	2,794.14	0.00
A-3	11/01/21 - 11/30/21	30	0.00	590,508.33	0.00	590,508.33	0.00	0.00	0.00	590,508.33	0.00
A-4	11/01/21 - 11/30/21	30	0.00	555,368.32	0.00	555,368.32	0.00	0.00	0.00	555,368.32	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	143,092.66	0.00	143,092.66	0.00	0.00	0.00	143,092.66	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	11/18/21 - 12/16/21	29	0.00	45,871.56	0.00	45,871.56	0.00	0.00	0.00	45,871.56	0.00
X-A	11/01/21 - 11/30/21	30	0.00	1,061,184.22	0.00	1,061,184.22	0.00	0.00	0.00	1,061,184.22	0.00
X-B	11/01/21 - 11/30/21	30	0.00	76,146.49	0.00	76,146.49	0.00	0.00	0.00	76,146.49	0.00
X-D	11/01/21 - 11/30/21	30	0.00	74,463.81	0.00	74,463.81	0.00	0.00	0.00	74,463.81	0.00
A-S	11/01/21 - 11/30/21	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	11/01/21 - 11/30/21	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	11/01/21 - 11/30/21	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	11/01/21 - 11/30/21	30	0.00	147,302.20	0.00	147,302.20	0.00	0.00	0.00	147,302.20	0.00
E	11/01/21 - 11/30/21	30	0.00	85,682.14	0.00	85,682.14	0.00	0.00	0.00	85,682.14	0.00
F	11/01/21 - 11/30/21	30	0.00	45,363.92	0.00	45,363.92	0.00	0.00	0.00	45,363.92	0.00
G	11/01/21 - 11/30/21	30	1,122,448.07	196,567.54	0.00	196,567.54	3,334.69	0.00	0.00	193,232.86	1,130,207.39
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,122,448.07	3,519,490.72	0.00	3,519,490.72	3,334.69	0.00	0.00	3,516,156.04	1,130,207.39

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	Additional Information

Total Available Distribution Amount (1)	4,774,067.68
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.088880
Next Period 1 Month LIBOR %	0.108630
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,612,206.61	Master Servicing Fee	9,949.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,274.04
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	380.00
ARD Interest	0.00	Operating Advisor Fee	1,899.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	405.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,612,206.61	Total Fees	17,118.01

Principal		Expenses/Reimbursements
Scheduled Principal	1,257,911.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	29,254.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(28,788.04)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,212.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,257,911.64	Total Expenses/Reimbursements	2,679.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,516,156.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,257,911.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	76,253.44
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,850,321.12
Total Funds Collected	4,870,118.25	Total Funds Distributed	4,870,118.28

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	912,008,565.65	912,008,565.65	Beginning Certificate Balance	912,174,863.35
(-) Scheduled Principal Collections	1,257,911.64	1,257,911.64	(-) Principal Distributions	1,257,911.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	910,750,654.01	910,750,654.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	914,201,079.90	914,201,079.90	Ending Certificate Balance	910,916,951.71
Ending Actual Collateral Balance	913,111,937.59	913,111,937.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	166,297.70
Beginning Cumulative Advances	0.00	166,298.23	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	166,297.70
Ending Cumulative Advances	0.00	166,298.23	Net WAC Rate	4.73%
			UC / (OC) Interest	655.54
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP
2,000,000 or less	18	28,099,303.33	3.09%	53	4.7198	2.258090	1.20 or less	23	273,020,609.97	29.98%	52	4.9620	0.520257
2,000,001 to 3,000,000	5	12,370,695.57	1.36%	54	4.9597	1.755963	1.21 to 1.30	3	8,116,369.40	0.89%	55	4.1136	1.240438
3,000,001 to 4,000,000	6	20,272,796.62	2.23%	54	4.7960	2.269544	1.31 to 1.40	5	37,949,281.99	4.17%	54	4.7154	1.333778
4,000,001 to 5,000,000	12	54,649,206.34	6.00%	54	4.6163	1.700968	1.41 to 1.50	8	112,449,446.66	12.35%	54	4.8604	1.437721
5,000,001 to 6,000,000	9	48,599,307.76	5.34%	52	4.9006	1.262620	1.51 to 1.75	13	147,820,609.15	16.23%	54	4.7865	1.686635
6,000,001 to 7,000,000	3	20,124,942.43	2.21%	53	4.9087	1.099660	1.76 to 2.00	10	119,981,961.74	13.17%	54	4.3766	1.816257
7,000,001 to 8,000,000	4	30,114,479.30	3.31%	54	5.0731	1.201828	2.01 to 2.25	5	19,942,791.81	2.19%	54	4.5739	2.136245
8,000,001 to 9,000,000	4	32,962,808.85	3.62%	37	5.2129	0.435216	2.26 to 2.50	6	64,219,496.31	7.05%	54	4.5262	2.432401
9,000,001 to 10,000,000	2	18,633,363.26	2.05%	55	4.8976	1.907101	2.51 to 2.75	6	29,697,267.59	3.26%	54	4.6625	2.673474
10,000,001 to 15,000,000	11	127,537,698.50	14.00%	54	4.8071	1.730605	3.76 to 3.00	1	1,449,371.59	0.16%	49	5.0070	2.904800
15,000,001 to 20,000,000	3	55,408,847.05	6.08%	54	4.8543	1.549898	3.01 or greater	7	19,525,338.66	2.14%	54	4.6841	3.495463
20,000,001 to 30,000,000	5	117,771,185.82	12.93%	55	4.4456	1.241140	Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
30,000,001 to 50,000,000	2	85,871,157.42	9.43%	53	5.1518	0.378747
50,000,001 or greater	3	181,756,752.62	19.96%	54	4.5172	1.668725
Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	76,578,109.14	8.41%	52	4.7431	NAP	Rhode Island	1	19,970,775.25	2.19%	54	5.3200	0.862500
Alabama	3	13,579,251.10	1.49%	52	5.2262	1.196064	South Carolina	3	4,308,155.67	0.47%	51	5.0839	1.807917
Arizona	3	18,153,474.87	1.99%	54	4.8729	1.947668	Tennessee	3	7,253,770.02	0.80%	54	4.7090	1.550817
Arkansas	1	38,218,692.53	4.20%	54	4.7800	0.479800	Texas	10	54,039,751.72	5.93%	54	4.8965	1.725260
California	12	132,223,714.76	14.52%	54	4.4320	1.929289	Utah	1	2,450,000.00	0.27%	53	4.6590	2.447800
Colorado	1	7,487,024.03	0.82%	53	5.4390	0.903000	Washington	1	4,054,626.73	0.45%	55	5.1320	1.678500
Connecticut	1	23,709,531.67	2.60%	55	4.5000	1.150000	Wisconsin	1	57,256,752.62	6.29%	54	4.8000	1.412100
Delaware	2	22,956,303.13	2.52%	55	5.0552	1.181086	Totals	130	910,750,654.01	100.00%	53	4.7527	1.424816
Florida	4	26,684,711.55	2.93%	53	5.1572	0.669067
									Property Type³
Georgia	4	75,343,446.46	8.27%	54	4.7832	1.762199
Illinois	5	7,119,889.93	0.78%	50	4.9780	1.630040		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	10	62,235,225.54	6.83%	53	5.3618	0.613979		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	5,501,932.86	0.60%	48	4.8600	1.647700	Defeased	15	76,578,109.14	8.41%	52	4.7431	NAP
Kansas	1	21,872,430.55	2.40%	55	4.7310	(0.548500)	Industrial	3	69,545,410.12	7.64%	53	4.8272	1.440459
Louisiana	4	6,908,011.08	0.76%	54	5.2971	0.833177	Lodging	19	182,553,156.04	20.04%	51	5.1955	0.630889
Maryland	1	6,786,724.64	0.75%	53	5.0300	1.511700	Mixed Use	3	28,897,263.49	3.17%	54	5.0925	1.100765
Massachusetts	1	1,428,698.65	0.16%	50	5.2100	0.565900	Mobile Home Park	5	9,079,794.86	1.00%	53	5.1833	2.484523
Michigan	6	28,693,152.04	3.15%	53	4.6707	1.614972	Multi-Family	21	97,955,213.44	10.76%	54	4.4164	1.681813
Montana	1	3,461,306.66	0.38%	54	4.6900	1.694600	Office	11	76,852,102.95	8.44%	54	4.6514	1.906910
Nevada	1	4,567,600.62	0.50%	55	5.2500	1.694100	Retail	45	329,990,788.88	36.23%	54	4.5842	1.548106
New Hampshire	2	66,735,293.62	7.33%	54	4.1581	1.699723	Self Storage	8	39,298,815.09	4.31%	53	4.6852	2.301066
New York	12	40,207,125.23	4.41%	54	4.0768	1.617282	Totals	130	910,750,654.01	100.00%	53	4.7527	1.424816
North Carolina	7	12,732,427.29	1.40%	53	5.2016	2.009089
Ohio	11	49,739,990.88	5.46%	54	4.7584	1.861126
Pennsylvania	1	8,492,753.17	0.93%	(10)	5.3800	0.245900

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP
	3.750% or less	4	15,241,322.26	1.67%	55	3.6021	1.524275	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	5	12,635,938.79	1.39%	53	3.7997	1.702124	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	108,688,298.89	11.93%	54	4.0983	1.733603	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	75,598,071.82	8.30%	54	4.4175	2.048155	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	194,179,416.24	21.32%	54	4.6709	1.552906	49 months or greater	87	834,172,544.87	91.59%	53	4.7536	1.417331
	4.751% to 5.000%	17	210,363,898.62	23.10%	54	4.8518	1.284066	Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
	5.001% to 5.250%	15	78,777,173.04	8.65%	53	5.1446	1.375515
	5.251% to 5.500%	13	125,520,244.31	13.78%	49	5.3786	0.743626
	5.501% to 5.750%	3	11,593,903.50	1.27%	54	5.6597	1.564262
	5.751% or greater	1	1,574,277.40	0.17%	53	5.9500	1.779200
	Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP
	60 months or less	87	834,172,544.87	91.59%	53	4.7536	1.417331	Interest Only	8	189,650,000.00	20.82%	54	4.4145	2.005673
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	78	641,516,503.04	70.44%	53	4.8583	1.238468
	Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	3,006,041.83	0.33%	55	3.8100	2.470000
								Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	76,578,109.14	8.41%	52	4.7431	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	81	798,997,238.76	87.73%	53	4.7487	1.410169
	13 to 24 months	6	35,175,306.11	3.86%	54	4.8652	1.580013
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	99	910,750,654.01	100.00%	53	4.7527	1.424816
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.710%	253,162.50	0.00	0.00	N/A	06/06/26	--	64,500,000.00	64,500,000.00	12/06/21
2	883100584	RT	Salem	NH	Actual/360	4.040%	202,000.00	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	12/01/21
3	300571529	IN	Oconomowoc	WI	Actual/360	4.800%	229,358.28	82,817.61	0.00	N/A	06/06/26	--	57,339,570.23	57,256,752.62	12/06/21
4	300571518	LO	Indianapolis	IN	Actual/360	5.450%	216,935.10	113,061.66	0.00	N/A	05/06/26	--	47,765,526.55	47,652,464.89	12/06/21
5	883100589	RT	Jonesboro	AR	Actual/360	4.780%	152,506.05	67,345.94	0.00	N/A	06/06/26	--	38,286,038.47	38,218,692.53	03/06/21
7	310935079	RT	Napa	CA	Actual/360	4.240%	89,007.19	37,516.63	0.00	N/A	07/11/26	--	25,190,714.39	25,153,197.76	12/11/21
8	470099540	MF	New Haven	CT	Actual/360	4.500%	89,063.17	40,648.27	0.00	N/A	07/01/26	--	23,750,179.94	23,709,531.67	12/01/21
9	306230009	LO	Overland Park	KS	Actual/360	4.731%	86,452.07	55,804.20	0.00	N/A	07/06/26	--	21,928,234.75	21,872,430.55	03/06/20
10	306230010	Various	Various	Various	Actual/360	4.659%	96,480.12	0.00	0.00	N/A	05/06/26	--	24,850,000.00	24,850,000.00	12/06/21
11	300571545	SS	Virginia Beach	VA	Actual/360	4.810%	94,627.47	33,853.57	0.00	N/A	04/06/26	--	23,607,683.92	23,573,830.35	12/06/21
12	310934662	RT	Sylmar	CA	Actual/360	4.100%	75,932.44	38,102.38	0.00	N/A	07/11/26	--	22,224,128.22	22,186,025.84	12/11/21
13	300571530	MU	Providence	RI	Actual/360	5.320%	88,680.60	32,368.44	0.00	N/A	06/06/26	--	20,003,143.69	19,970,775.25	06/06/21
14	310935927	OF	Burbank	CA	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	12/11/21
15	883100590	IN	Plymouth	MN	Actual/360	4.250%	60,427.27	26,892.06	0.00	N/A	04/06/26	--	17,061,816.58	17,034,924.52	12/06/21
16	300571541	RT	Middletown	DE	Actual/360	4.970%	64,028.68	21,569.66	0.00	N/A	07/06/26	--	15,459,641.46	15,438,071.80	12/06/21
18	300571527	OF	Stafford	TX	Actual/360	5.100%	52,413.43	30,246.92	0.00	N/A	06/06/26	--	12,332,570.59	12,302,323.67	12/06/21
19	416000235	RT	Austin	TX	Actual/360	4.850%	54,139.22	19,078.02	0.00	N/A	07/01/26	--	13,395,270.92	13,376,192.90	12/01/21
20	300571537	MF	Columbus	OH	Actual/360	4.910%	50,303.81	19,832.37	0.00	N/A	06/06/26	--	12,294,209.03	12,274,376.66	12/06/21
21	330933943	OF	Sacramento	CA	Actual/360	4.607%	45,821.81	20,414.60	0.00	N/A	04/11/26	--	11,935,352.86	11,914,938.26	12/11/21
22	306230022	SS	Various	Various	Actual/360	4.610%	43,542.47	20,458.83	0.00	N/A	06/11/26	--	11,334,265.23	11,313,806.40	12/11/21
23	306230023	LO	Madeira Beach	FL	Actual/360	5.320%	50,485.69	18,526.18	0.00	N/A	05/11/26	--	11,387,748.99	11,369,222.81	12/11/21
24	306230024	OF	Emeryville	CA	Actual/360	4.353%	40,572.84	20,981.45	0.00	N/A	06/06/26	--	11,183,766.34	11,162,784.89	12/06/21
25	306230025	RT	Fort Worth	TX	Actual/360	4.780%	44,014.35	19,323.96	0.00	N/A	07/06/26	--	11,049,626.86	11,030,302.90	12/06/21
26	306230026	Various	Various	IN	Actual/360	5.220%	46,010.31	17,279.60	0.00	N/A	07/11/26	--	10,577,082.94	10,559,803.34	12/11/21
27	330934722	SS	Pasadena	CA	Actual/360	4.499%	43,115.42	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	12/11/21
28	300571526	SS	Various	IL	Actual/360	4.900%	43,435.16	15,104.00	0.00	N/A	03/06/26	--	10,637,181.47	10,622,077.47	12/06/21
29	300571544	RT	Holland	MI	Actual/360	4.610%	41,290.56	14,139.59	0.00	N/A	07/06/26	--	10,748,086.26	10,733,946.67	12/06/21
30	306230030	LO	Carlsbad	CA	Actual/360	4.947%	39,264.68	16,231.55	0.00	N/A	07/06/26	--	9,523,519.96	9,507,288.41	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	306230031	LO	Norco	CA	Actual/360	4.846%	36,915.76	15,827.36	0.00	N/A	07/06/26	--	9,141,902.21	9,126,074.85	12/06/21
32	883100564	LO	Cranberry Township	PA	Actual/360	5.380%	38,138.47	13,967.85	0.00	N/A	02/06/21	--	8,506,721.02	8,492,753.17	05/06/21
33	883100580	LO	Lake Mary	FL	Actual/360	5.300%	36,545.85	13,431.57	0.00	N/A	06/06/26	--	8,274,532.39	8,261,100.82	12/06/21
34	306230034	RT	Various	Various	Actual/360	5.210%	35,501.23	12,874.90	0.00	N/A	02/01/26	--	8,176,867.17	8,163,992.27	12/01/21
35	300571539	LO	Lima	OH	Actual/360	4.950%	33,242.11	13,729.65	0.00	N/A	07/06/26	--	8,058,692.24	8,044,962.59	12/06/21
36	883100581	OF	Glendale	AZ	Actual/360	5.036%	33,219.21	10,980.75	0.00	N/A	06/06/26	--	7,915,617.98	7,904,637.23	12/06/21
37	300571533	LO	Newark	DE	Actual/360	5.230%	32,820.82	12,358.36	0.00	N/A	06/06/26	--	7,530,589.69	7,518,231.33	12/06/21
38	883100576	LO	Colorado Springs	CO	Actual/360	5.439%	33,989.21	11,974.16	0.00	N/A	05/06/26	--	7,498,998.19	7,487,024.03	12/06/21
39	600932664	MU	Columbus	OH	Actual/360	4.570%	27,478.73	10,835.25	0.00	N/A	06/11/26	--	7,215,421.96	7,204,586.71	12/11/21
40	300571524	LO	Mobile	AL	Actual/360	5.000%	28,195.26	15,648.99	0.00	N/A	05/06/26	--	6,766,863.43	6,751,214.44	11/06/21
41	410933626	IN	Frederick	MD	Actual/360	5.030%	28,496.18	11,569.10	0.00	N/A	05/11/26	--	6,798,293.74	6,786,724.64	12/11/21
43	600934674	OF	Phoenix	AZ	Actual/360	4.690%	25,790.20	11,767.48	0.00	N/A	06/11/26	--	6,598,770.83	6,587,003.35	12/11/21
44	306230044	LO	Kennesaw	GA	Actual/360	4.936%	22,632.51	13,669.88	0.00	N/A	07/06/26	--	5,502,787.69	5,489,117.81	08/06/21
45	300571536	MF	Syracuse	NY	Actual/360	4.850%	24,191.94	8,524.95	0.00	N/A	07/06/26	--	5,985,634.65	5,977,109.70	12/06/21
46	610932178	IN	Bettendorf	IA	Actual/360	4.860%	22,322.94	9,903.25	0.00	N/A	12/11/25	--	5,511,836.11	5,501,932.86	12/11/21
47	883100534	LO	Dearborn	MI	Actual/360	4.992%	21,872.64	13,758.93	0.00	N/A	10/06/25	--	5,257,847.07	5,244,088.14	12/06/21
48	306230048	MF	Taylor	MI	Actual/360	4.620%	20,999.74	9,830.68	0.00	N/A	06/06/26	--	5,454,478.70	5,444,648.02	12/06/21
49	300571538	SS	Avon	CO	Actual/360	4.810%	22,941.16	8,207.35	0.00	N/A	04/06/26	--	5,723,367.39	5,715,160.04	12/06/21
50	883100571	SS	Theodore	AL	Actual/360	5.300%	23,242.47	8,687.55	0.00	N/A	03/06/26	--	5,262,446.81	5,253,759.26	12/06/21
51	410934669	SS	Antioch	CA	Actual/360	4.540%	21,186.67	0.00	0.00	N/A	05/11/26	--	5,600,000.00	5,600,000.00	12/11/21
52	600933088	LO	Orlando	FL	Actual/360	4.750%	20,163.83	9,048.42	0.00	N/A	05/11/26	--	5,094,021.20	5,084,972.78	12/11/21
53	470099730	MF	Bronx	NY	Actual/360	3.540%	14,459.33	10,361.10	0.00	N/A	06/01/26	--	4,901,468.64	4,891,107.54	12/01/21
54	306230054	LO	Rochester	NY	Actual/360	5.314%	22,193.49	8,117.67	0.00	N/A	06/06/26	--	5,011,796.86	5,003,679.19	05/06/21
55	306230055	MF	Kettering	OH	Actual/360	4.430%	18,062.44	9,074.43	0.00	N/A	06/06/26	--	4,892,759.67	4,883,685.24	12/06/21
56	470097850	MF	New York	NY	Actual/360	3.730%	14,626.69	9,627.34	0.00	N/A	07/01/26	--	4,705,637.90	4,696,010.56	12/01/21
57	470100250	MF	Eastchester	NY	Actual/360	3.520%	13,093.28	9,414.81	0.00	N/A	07/01/26	--	4,463,618.97	4,454,204.16	12/01/21
58	306230058	RT	Columbus	OH	Actual/360	4.560%	18,907.69	6,605.14	0.00	N/A	07/01/26	--	4,975,708.81	4,969,103.67	12/01/21
59	416000234	LO	Sulphur	LA	Actual/360	5.650%	20,990.57	10,163.31	0.00	N/A	07/01/26	--	4,458,174.39	4,448,011.08	10/01/19

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	310932946	RT	Various	Various	Actual/360	5.300%	21,277.79	6,487.44	0.00	N/A	03/11/26	--	4,817,613.21	4,811,125.77	11/11/21
61	470098670	MF	Staten Island	NY	Actual/360	3.760%	13,868.50	9,199.74	0.00	N/A	03/01/26	--	4,426,118.17	4,416,918.43	12/01/21
62	300571547	MF	Baton Rouge	LA	Actual/360	4.720%	18,241.45	7,230.74	0.00	N/A	03/06/26	--	4,637,658.03	4,630,427.29	12/06/21
63	883100551	MF	Champaign	IL	Actual/360	5.170%	19,182.95	7,632.75	0.00	N/A	12/06/25	--	4,452,522.68	4,444,889.93	12/06/21
64	300571542	RT	Henderson	NV	Actual/360	5.250%	20,011.66	6,494.12	0.00	N/A	07/06/26	--	4,574,094.74	4,567,600.62	12/06/21
65	306230065	LO	Sequim	WA	Actual/360	5.132%	17,382.47	9,863.63	0.00	N/A	07/06/26	--	4,064,490.36	4,054,626.73	07/06/21
66	300571535	LO	Sylva	NC	Actual/360	5.600%	18,751.34	6,221.10	0.00	N/A	06/06/26	--	4,018,143.71	4,011,922.61	12/06/21
67	300571528	MF	Fairborn	OH	Actual/360	5.120%	16,421.94	5,617.32	0.00	N/A	06/06/26	--	3,848,893.33	3,843,276.01	12/06/21
68	300571525	SS	Maricopa	AZ	Actual/360	4.850%	14,822.65	5,625.41	0.00	N/A	05/06/26	--	3,667,459.70	3,661,834.29	12/06/21
69	410934645	RT	Billings	MT	Actual/360	4.690%	13,549.17	5,431.70	0.00	N/A	06/11/26	--	3,466,738.36	3,461,306.66	12/11/21
70	306230070	MF	Wayne	MI	Actual/360	4.448%	11,758.16	5,867.64	0.00	N/A	06/06/26	--	3,172,235.66	3,166,368.02	12/06/21
71	416000232	LO	Smyrna	GA	Actual/360	5.750%	15,039.95	4,801.53	0.00	N/A	04/01/26	--	3,138,771.34	3,133,969.81	12/01/21
72	410933850	RT	Terre Haute	IN	Actual/360	4.690%	11,247.74	7,452.43	0.00	N/A	05/11/26	--	2,877,886.75	2,870,434.32	12/11/21
73	300571534	SS	Kingsport	TN	Actual/360	4.820%	12,698.14	4,550.56	0.00	N/A	03/06/26	--	3,161,362.89	3,156,812.33	12/06/21
74	410934070	MH	Carleton	MI	Actual/360	4.750%	11,612.21	5,210.92	0.00	N/A	05/11/26	--	2,933,610.11	2,928,399.19	12/11/21
75	470099970	MF	New Rochelle	NY	Actual/360	3.810%	9,555.12	3,443.28	0.00	N/A	07/01/26	--	3,009,485.11	3,006,041.83	12/01/21
76	306230076	MH	Grand Rapids	MI	Actual/360	4.930%	11,909.74	4,366.37	0.00	N/A	06/11/26	--	2,898,921.42	2,894,555.05	12/11/21
77	306230077	MH	West Palm Beach	FL	Actual/360	5.330%	10,997.06	4,046.51	0.00	N/A	04/01/26	--	2,475,885.10	2,471,838.59	12/01/21
78	300571543	RT	Temecula	CA	Actual/360	5.280%	10,126.78	3,724.80	0.00	N/A	07/06/26	--	2,301,541.92	2,297,817.12	12/06/21
79	306230079	RT	Rockmart	GA	Actual/360	5.170%	9,581.82	3,661.85	0.00	N/A	07/11/26	--	2,224,020.69	2,220,358.84	12/11/21
80	410933875	RT	Riverside	CA	Actual/360	5.050%	8,657.28	3,490.06	0.00	N/A	05/11/26	--	2,057,176.16	2,053,686.10	12/11/21
81	306230081	MF	Wilson	NC	Actual/360	5.270%	8,713.15	3,235.69	0.00	N/A	06/11/26	--	1,984,019.05	1,980,783.36	12/11/21
82	306230082	SS	Tavares	FL	Actual/360	4.670%	7,677.17	3,305.60	0.00	N/A	06/11/26	--	1,972,720.74	1,969,415.14	12/11/21
83	416000233	MF	Clinton Township	MI	Actual/360	5.550%	8,645.16	4,313.46	0.00	N/A	07/01/26	--	1,869,222.87	1,864,909.41	12/01/21
84	410934111	MF	Clute	TX	Actual/360	5.000%	7,631.82	3,131.45	0.00	N/A	05/11/26	--	1,831,637.94	1,828,506.49	12/11/21
85	470099750	MF	Yonkers	NY	Actual/360	3.840%	6,400.00	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	12/01/21
86	306230086	MH	New Caney	TX	Actual/360	4.900%	7,224.98	2,858.83	0.00	N/A	06/11/26	--	1,769,383.21	1,766,524.38	12/11/21
87	470099100	MF	Flushing	NY	Actual/360	3.810%	5,404.09	3,459.92	0.00	N/A	06/01/26	--	1,702,075.51	1,698,615.59	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
88	410932977	MU	South San Francisco	CA	Actual/360	4.640%	6,670.07	3,115.65	0.00	N/A	05/11/26	--	1,725,017.18	1,721,901.53	12/11/21
89	600933722	MH	Flat Rock	NC	Actual/360	4.760%	6,506.42	2,894.08	0.00	N/A	06/11/26	--	1,640,273.71	1,637,379.63	12/11/21
90	410932709	RT	Mission	TX	Actual/360	5.250%	7,213.87	2,366.86	0.00	N/A	05/11/26	--	1,648,885.27	1,646,518.41	12/11/21
91	306230091	MH	Decatur	AL	Actual/360	5.950%	7,817.30	2,320.48	0.00	N/A	05/11/26	--	1,576,597.88	1,574,277.40	12/11/21
92	470099000	MF	Great Neck	NY	Actual/360	3.830%	4,843.26	3,107.08	0.00	N/A	04/01/26	--	1,517,470.02	1,514,362.94	12/01/21
93	306230093	MH	Houston	TX	Actual/360	5.440%	6,674.06	2,350.42	0.00	N/A	05/11/26	--	1,472,219.74	1,469,869.32	12/11/21
94	306230094	MH	Houston	TX	Actual/360	5.440%	6,674.06	2,350.42	0.00	N/A	05/11/26	--	1,472,219.74	1,469,869.32	12/11/21
95	883100558	RT	Columbia	SC	Actual/360	5.007%	6,058.09	2,537.90	0.00	N/A	01/06/26	--	1,451,909.49	1,449,371.59	12/06/21
96	306230096	MH	Bradenton	FL	Actual/360	5.080%	6,134.92	2,261.76	0.00	N/A	07/11/26	--	1,449,194.73	1,446,932.97	12/11/21
97	306230097	MH	Cleveland	OH	Actual/360	5.010%	5,855.37	2,367.35	0.00	N/A	07/11/26	--	1,402,484.09	1,400,116.74	12/11/21
98	470095550	MF	Port Chester	NY	Actual/360	4.020%	4,528.28	2,650.26	0.00	N/A	07/01/26	--	1,351,725.55	1,349,075.29	12/01/21
99	600933864	RT	Chattanooga	TN	Actual/360	5.090%	5,358.34	2,129.96	0.00	N/A	05/11/26	--	1,263,262.29	1,261,132.33	12/11/21
100	410933845	OF	Terre Haute	IN	Actual/360	4.690%	4,516.14	2,992.26	0.00	N/A	05/11/26	--	1,155,515.25	1,152,522.99	12/11/21
101	306230101	MF	Oak Park	MI	Actual/360	4.430%	4,348.36	2,184.59	0.00	N/A	06/06/26	--	1,177,886.59	1,175,702.00	12/06/21
102	470100450	MF	New York	NY	Actual/360	3.660%	3,660.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	12/01/21
Totals							3,612,206.61	1,257,911.64	0.00				912,008,565.65	910,750,654.01
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,646,212.37	4,171,051.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,349,154.20	10,104,313.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,668,345.00	5,101,284.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	979,685.66	1,439,936.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,300,698.36	2,032,274.74	01/01/21	09/30/21	--	0.00	0.00	219,487.22	1,977,195.92	0.00	0.00
7	2,790,645.39	2,123,370.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,030,874.00	1,793,918.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,161,170.00)	(364,863.50)	01/01/21	06/30/21	12/11/20	4,121,016.08	213,694.13	125,817.41	2,771,691.35	831,128.90	0.00
10	2,982,048.00	2,244,002.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	867,712.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,317,901.06	0.00	--	--	--	0.00	0.00	120,858.46	725,783.91	0.00	0.00
14	8,784,124.57	7,334,848.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,224,187.94	1,059,317.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,049,050.64	914,401.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,521,290.64	730,206.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,209,644.85	662,085.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,352,666.72	1,200,712.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,307,537.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	634,283.33	1,631,730.82	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,583,657.00	1,220,324.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,074,474.82	1,088,867.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,224,354.36	913,166.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,351,411.10	727,736.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	786,698.15	633,313.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,512,140.00	1,012,589.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,313,202.70	1,725,279.26	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	219,573.00	76,898.00	01/01/21	06/30/21	11/12/20	2,091,286.60	75,619.76	42,444.20	296,160.16	0.00	0.00
33	(25,095.91)	167,113.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	433,779.36	298,128.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	591,547.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	994,518.73	793,021.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	760,918.00	563,028.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	232,613.56	623,369.35	05/01/20	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	734,599.89	541,834.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	447,503.00	285,813.50	01/01/21	06/30/21	--	0.00	4,991.86	302,272.54	302,272.54	0.00	0.00
41	932,143.67	197,519.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	357,138.23	519,640.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	788,150.00	773,782.00	04/01/19	03/31/20	--	0.00	0.00	36,249.96	145,115.98	0.00	0.00
45	575,906.21	294,012.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	347,220.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	584,895.15	180,880.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	771,327.46	528,250.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	675,104.74	197,016.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	595,787.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(159,244.02)	(326,583.29)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	173,616.00	255,873.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	226,522.23	0.00	--	--	02/11/21	339,440.98	15,167.33	28,761.69	201,316.24	0.00	0.00
55	1,043,877.93	849,726.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	383,341.00	361,012.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	797,418.00	711,636.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	953,881.06	669,401.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	(22,392.20)	0.00	--	--	09/13/21	473,040.22	143,613.70	28,886.14	665,883.81	66,366.74	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	287,578.44	207,992.71	01/01/21	09/30/21	--	0.00	0.00	27,467.51	27,467.51	0.00	0.00
61	427,799.00	378,471.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	417,923.98	187,407.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	555,799.08	140,125.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	640,774.00	624,594.00	04/01/19	03/31/20	12/11/20	0.00	0.00	27,207.38	136,143.73	0.00	0.00
66	588,490.45	844,449.38	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	358,121.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	702,135.95	625,495.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	419,038.31	327,124.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	444,174.92	215,850.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	326,886.33	693,966.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	533,630.43	376,289.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	379,314.00	347,436.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	480,153.00	385,917.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	131,960.02	150,891.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	212,385.14	161,990.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	152,644.32	236,685.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	244,419.91	199,543.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	221,117.30	219,279.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	132,688.25	155,184.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	71,516.00	106,093.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	128,471.00	155,478.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
88	422,533.77	330,365.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	222,820.66	140,917.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
90	228,350.02	135,500.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	162,086.99	166,013.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	187,286.00	178,611.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
93	311,939.04	250,180.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	335,867.08	263,532.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	301,996.80	150,927.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	596,559.00	557,460.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
99	(16,681.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	269,788.44	202,382.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
101	165,348.17	82,824.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
102	102,590.00	55,544.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	96,098,385.65	69,480,363.85				7,024,783.88	453,086.78	959,452.52	7,249,031.15	897,495.64	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	7	99,057,333.14	1	21,872,430.55	0	0.00	0	0.00	0	0.00	0	0.00	4.752722%	4.698617%	53
11/18/21	0	0.00	1	5,502,787.69	6	93,751,878.52	1	21,928,234.75	0	0.00	0	0.00	0	0.00	0	0.00	4.752859%	4.698734%	54
10/18/21	1	5,515,648.50	1	4,073,733.73	6	97,389,946.96	1	21,980,942.49	0	0.00	1	6,781,509.51	0	0.00	0	0.00	4.752981%	4.698838%	55
09/17/21	1	4,083,515.99	0	0.00	6	97,574,631.22	1	22,036,320.57	0	0.00	0	0.00	0	0.00	1	7,189,332.24	4.753065%	4.697087%	56
08/17/21	0	0.00	1	20,093,516.73	5	77,651,567.33	1	22,088,589.77	0	0.00	1	6,626,474.23	0	0.00	0	0.00	4.754487%	4.698363%	57
07/16/21	0	0.00	1	20,122,382.90	6	81,894,224.60	1	22,140,646.89	0	0.00	1	5,310,134.51	0	0.00	0	0.00	4.754606%	4.698461%	58
06/17/21	0	0.00	1	38,603,665.12	6	63,605,129.95	1	22,195,397.80	0	0.00	0	0.00	0	0.00	0	0.00	4.754740%	4.698574%	59
05/17/21	1	38,664,370.27	1	20,182,672.16	6	48,392,157.69	1	22,247,021.56	0	0.00	0	0.00	0	0.00	0	0.00	4.758774%	4.703299%	58
04/16/21	0	0.00	1	20,214,105.33	7	55,181,027.04	1	22,301,354.74	0	0.00	0	0.00	0	0.00	0	0.00	4.758901%	4.703406%	59
03/17/21	0	0.00	2	25,107,423.60	8	94,820,309.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.759014%	4.703501%	60
02/18/21	0	0.00	2	25,152,239.29	9	106,579,154.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.759166%	4.705074%	61
01/15/21	0	0.00	3	33,588,074.15	7	86,804,064.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.759277%	4.705168%	62
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	883100589	03/06/21	8	6	219,487.22	1,977,195.92	125,118.22	38,790,135.45	08/12/20	2
9	306230009	03/06/20	20	6	125,817.41	2,771,691.35	1,592,100.18	22,971,020.52	05/29/20	2		02/18/21
13	300571530	06/06/21	5	6	120,858.46	725,783.91	109,306.84	20,154,082.18	06/16/20	2
32	883100564	05/06/21	6	5	42,444.20	296,160.16	0.00	8,584,195.65	07/21/20	2
40	300571524	11/06/21	0	B	302,272.54	302,272.54	0.00	6,766,863.43
44	306230044	08/06/21	3	3	36,249.96	145,115.98	9,328.50	5,541,958.70	02/22/21	9
54	306230054	05/06/21	6	6	28,761.69	201,316.24	82,447.50	5,056,827.68	07/17/20	2
59	416000234	10/01/19	25	6	28,886.14	665,883.81	493,983.25	4,689,218.19	08/01/19	6
60	310932946	11/11/21	0	A	27,467.51	27,467.51	0.00	4,817,613.21
65	306230065	07/06/21	4	6	27,207.38	136,143.73	75,650.07	4,101,795.01	05/22/20	2	08/13/21
Totals					959,452.52	7,249,031.15	2,487,934.56	121,473,710.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		8,492,753	0	8,492,753		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		15,190,911	15,190,911	0		0
49 - 60 Months		887,066,990	788,009,657	77,184,903		21,872,431
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	910,750,654	803,200,568	0	0	85,677,656	21,872,431
Nov-21	912,008,566	804,247,178	0	5,502,788	80,330,365	21,928,235
Oct-21	913,164,499	797,665,811	5,515,649	4,073,734	83,928,364	21,980,942
Sep-21	914,226,821	804,035,465	4,083,516	0	84,071,519	22,036,321
Aug-21	922,571,327	816,280,519	0	20,093,517	64,108,702	22,088,590
Jul-21	923,721,698	813,146,908	0	20,122,383	68,311,760	22,140,647
Jun-21	924,945,406	814,164,753	0	38,603,665	49,981,590	22,195,398
May-21	969,931,667	854,108,271	38,664,370	20,182,672	34,729,332	22,247,022
Apr-21	971,218,121	887,225,234	0	20,214,105	41,477,428	22,301,355
Mar-21	972,396,538	843,858,831	0	25,107,424	103,430,283	0
Feb-21	973,879,172	833,521,794	0	25,152,239	115,205,139	0
Jan-21	975,046,508	854,654,370	0	33,588,074	86,804,064	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	883100589	38,218,692.53	38,790,135.45	130,000,000.00	04/05/16	1,624,643.74	0.47980	09/30/21	06/06/26	293
9	306230009	21,872,430.55	22,971,020.52	21,800,000.00	08/07/20	(468,171.50)	(0.54850)	06/30/21	07/06/26	234
13	300571530	19,970,775.25	20,154,082.18	24,000,000.00	06/04/21	1,253,002.06	0.86250	12/31/20	06/06/26	293
32	883100564	8,492,753.17	8,584,195.65	7,800,000.00	08/02/21	76,898.00	0.24590	06/30/21	02/06/21	289
37	300571533	7,518,231.33	7,518,231.33	7,800,000.00	01/22/21	493,268.00	0.90980	06/30/20	06/06/26	293
44	306230044	5,489,117.81	5,541,958.70	5,190,000.00	03/25/21	712,277.00	1.63500	03/31/20	07/06/26	234
54	306230054	5,003,679.19	5,056,827.68	5,700,000.00	07/29/21	226,522.23	0.62270	12/31/20	06/06/26	293
59	416000234	4,448,011.08	4,689,218.19	1,400,000.00	05/24/21	(22,392.20)	(0.05980)	12/31/20	07/01/26	234
65	306230065	4,054,626.73	4,101,795.01	6,900,000.00	09/27/20	548,798.00	1.67850	03/31/20	07/06/26	234
Totals		115,068,317.64	117,407,464.71	210,590,000.00		4,444,845.33

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	883100589	RT	AR	08/12/20	2

The loan transferred to special servicing effective 8/12/2020 due to imminent default. The collateral was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed by a tornado on 3/28/2020. The non-collateral anchors (Dillards/JCP/Target) received far less damage and reopened in 2020. The majority of the mall collateral has been demolished after being condemned. The borrower has been cooperative in turning over information and access but is not willing to rebuild the property and carry the loan. A settlement is under discussion under which the lender will take title to the property by Q1 2022. The special servicer is working in depth on

	the insurance issues and agreements with non-collateral anchors in order to maximize recovery. Ultimate resolution is expected to occur no earlier than mid-2022.
9	306230009	LO	KS	05/29/20	2

COVID - The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room lodging property was built in 1982 (renovated in 2016) and is located in Overland Park, KS. A lender inspection was completed and found the collateral in need of deferred maintenance. A receiver was appointed on 10/30/2020 with Hilton continuing property management per the HMA and SNDA. Borrower has agreed to a consensual foreclosure and lender continues to await court approval. Title is expected Q4 2021. TTM October 2021 achieved 30.5% occupancy, $115.46 ADR and $35.21 RevPAR (compared to $30.22 TTM 2020 and $73.83 TTM 2019) TTM RevPAR Index of 106.5 compares to 97.3 TTM 2020 and 104.9 in TTM 2019. The trailing three month RevPAR Index is up year-over-year, from 99.8 in 2020 to 109.4 in 2021. The special servicer is continuing to stabilize the asset and to respond to the plunge in market

	fundamentals caused by COVID.
13	300571530	MU	RI	06/16/20	2

COVID - The loan transferred to special servicing effective 6/16/2020 for imminent monetary default. The 105,724 sq ft mixed use property was built in 1866 (renovated in 2004) and is located in Providence, RI. Inspection was performed in

June 2021 and reported the property to be in good condition. As of October 2021 rent roll, the property is 91% leased to 26 tenants. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for

	a State COVID Pro gram. Strategy is to dual track foreclosure and a workout with the Borrower.

32	883100564	LO	PA	07/21/20	2

COVID - The loan transferred to special servicing effective 7/21/2020 due to payment default. The 79-room lodging property was built in 2014 and is located in Cranberry Township, PA. The property was most recently inspected on 10/28/21 and found to be in overall good condition at that time. TTM Oct 2021 states 70.1% occupancy, $88.94 ADR, and $62.32 RevPAR (compared to $51.94 TTM 2020 and $79.55 TTM 2019). RevPAR Index of 149.7 compares to 148.0 in 2020 and

126.0 in 2019. As of Oct 2021, the trailing three-month RevPAR Index is down year-over-year, from 159.2 in 2020 to 153.8 in 2021. The Receiver, Driftwood Hospitality, continues to be in control of the asset. The Trust's SPE was recently the successful bidder at a foreclosure auction that occurred on 11/19/2021. Title has not transferred yet, but once it does the asset will then be considered REO and counsel will work to have the receivership terminated.

37	300571533	LO	DE	10/28/20	9

COVID - The loan transferred to special servicing effective 10/28/2020 due to an imminent monetary default. The 72-room lodging property was built in 2000 (renovated in 2015) and is located in Newark, DE. The property was most recently inspected on 9/1/2021 and noted to be in good (3 out of 5) condition at that time. The PNL was executed on 11/24/20. TTM Sep 2021 states 75.1% Occupancy, $93.04 ADR, and $69.91 RevPAR (compared to $59.03 TTM 2020 and $84.20

TTM 2019). RevPAR Index of 101.8 compares to 106.8 in 2020 and 105.8 in 2019. As of Sep 2021, the trailing three-month RevPAR Index is down year-over-year, from 120.4 in 2020 to 106.4 in 2021. PNA was signed on 8/12/20. A reinstatement agreement has been executed and the loan is being monito red for timely payments. The loan is expected to be accepted back by the master servicer after the December 2021 monthly payment has been funded.

44	306230044	LO	GA	02/22/21	9

COVID - Latest workout strategy includes the borrower request to have FF&E payments waived for a twelve month period starting June 2021. Additionally the borrower has requested to have all default interest and late charges waived. The borrower has provided backup to support the fact he has injected approximately $58k in to the property since November. SS will consider borrower requests while keeping in mind the loan has been brought current through May payments.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
54	306230054	LO	NY	07/17/20	2

COVID - The loan transferred to special servicing effective 7/17/2020 due to payment default. The 86-room lodging property was built in 1985 (renovated in 2017 and 2019) and is located in Rochester, NY. The property was most recently inspected on 8/4/21 and found to be in good condition at that time. TTM Sep 2021 states 48.9% occupancy, $89.61 ADR, and $43.85 RevPAR (compared to $43.83 TTM 2020 and $62.12 TTM 2019). RevPAR Index of 86.3 compares to 98.8 in 2020 and 90.3 in 2019. The trailing three-month RevPAR Index is down year-over-year, from 118.3 in 2020 to 76.4 in 2021. A Receiver was appointed to the property on 11/23/2021. The special servicer continues to pursue foreclosure. It should be noted that the foreclosure moratorium in NY currently runs through Jan 2022.
59	416000234	LO	LA	08/01/19	6

The loan transferred to special servicing effective 8/1/19 due to imminent monetary default. The loan is secured by a 80 room limited-service hotel built in 1997 and renovated in 2009. The subject is located in Sulphur, LA. The property was inspected 7/6/21 and found to be in poor condition then. The property was severely damaged by Hurricane Laura in late August 2020 and has remained closed since. The claim process continues to progress but has not yet finalized. The

Special Servicer is being kept informed of the claim progress. TTM November 2020 (more recent information is not available due to the hotel's closure) 43.5% occupancy, $70.73 ADR and $30.74 RevPAR (compare to $43.62 TTM 2019 and

$56.61 TTM 2018). RevPAR Index of 74.8 compares to 87.0 in 2019 and 95.2 in 2018. PNA signed. SpecialServicer and Borrower have had discussions. SpecialServicer is dual tracking foreclosure and potential resolutions with the

Borrower. Borrower has signed a contract to sell the property to a third party, subject to Lender approval.
65	306230065	LO	WA	05/22/20	2

COVID - The loan transferred to special servicing effective 5/22/2020 for imminent monetary default. The 60-room lodging property was built in 2006 and is located in Sequim, WA. A lender inspection was completed and found the collateral to be in good condition with no deferred maintenance. The borrower has remitted excess operating funds and financial reports to lender and requested relief due to the COVID Pandemic. The special servicer is dual tracking a foreclosure and appointment of a receiver while remaining available for possible modification discussions. April 2021 TTM - 60.3% occupancy, $104.52 ADR and $62.98 RevPAR with a RevPAR Index of 111.5.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45000%	38,629,000.00	5.45000%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00000%	6,870,885.05	5.00000%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93500%	5,745,474.74	4.93500%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99200%	0.00	4.99200%	8	03/31/20	04/06/20	04/13/20
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,976.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,568.38	0.00	0.00	16,229.94	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,140.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,167.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	9,297.51	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	(38,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	(3,500.00)	0.00	438.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	356.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	1,501.72	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	2,225.26	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	277.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	(17,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(28,788.04)	0.00	2,212.76	29,254.43	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 2,679.15

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Supplemental Notes
None

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